[LETTERHEAD]
October 6, 2009
VIA EDGAR
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:	Transamerica Funds (the “Trust”)
(1933 Act File No.: 333-161675)
Ladies and Gentlemen:
We are filing today via the EDGAR system on behalf of the Trust, Pre-Effective Amendment No. 1 (the “Amendment”) to the registration statement on Form N-14, with exhibits thereto, filed with the Securities and Exchange Commission (the “Commission”) on September 1, 2009 (Accession No. 0000950123-09-040205) (the “Registration Statement”). This Amendment is being filed by the Registrant for the purpose of amending the Registration Statement to respond to certain comments made by the Staff of the Commission via telephone on September 24 and September 29, 2009, among other things.
The Amendment has been marked to show changes from the Registration Statement.
We hereby respectfully request that the Commission, pursuant to Section 8(a) of the Securities Act of 1933, as amended, deem the Registration Statement effective as of today’s date.
Please direct any questions concerning this filing to the undersigned at (727) 299-1844.

Very truly yours,
/s/ Timothy J. Bresnahan
Timothy J. Bresnahan
Assistant Secretary

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